Other Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Other Related Party Transactions
Note 17. Other Related Party Transactions
On June 30, 2021, in connection with the Company’s sale of its 5.7% interest in Sound Ventures II, LLC to Softbank, described in Note 6, an amendment was made to the original profit sharing arrangement (“PSA”) resulting from the sale of the Creator Fund to Softbank in 2020. The PSA was updated to reflect the additional capital commitment to Sound Ventures of $8.0 million (equal to the $6.1 million purchase price and contributed capital already funded and $1.9 million in unfunded commitments assumed by the Buyer). As such, the Company will be entitled to 20% of profits on sale of underlying portfolio investments in the Creator Fund over $101.8 million.
Subsequent to the ChinaCo Deconsolidation, the Company is entitled to certain transition services fees equal to $1.8 million for transition services provided from October 2, 2020 through December 31, 2020 and the lesser of $0.6 million per month or the actual costs of services provided for the following three month period.
The Company is also entitled to an annual management fee of 4% of net revenues beginning on the later of 2022 or the first fiscal year following the Initial Investment Closing in which EBIT of ChinaCo is positive (the “ChinaCo Management Fee”). The Company is also entitled to an additional $1.3 million in fees in connection with data migration and application integration services to be performed over a six month period beginning on October 2, 2020. These data migration and application integration fees are only payable on the first date the ChinaCo Management Fee becomes payable.
Subsequent to the ChinaCo Deconsolidation, the Company has also continued to provide a guarantee to certain landlords of ChinaCo, guaranteeing total lease obligations up to $3.5 million as of June 30, 2021. The Company is entitled to a fee totaling approximately $0.1 million per year for providing such guarantees, until such guarantees are extinguished.
During the three months ended June 30, 2021 and 2020, the Company recorded $0.01 million and none, respectively, of total fee income for services provided to ChinaCo, included within service revenue as a component of total revenue in the accompanying condensed consolidated statements of operations. During the six months ended June 30, 2021 and 2020, the Company recorded $1.5 million and none, respectively, of total fee income for services provided to ChinaCo, included within service revenue as a component of total revenue in the accompanying condensed consolidated statements of operations. All amounts earned from ChinaCo prior to the deconsolidation are eliminated in consolidation.
On March 21, 2019, the Company entered into an agreement with SBG, related to reimbursement of funds to the Company related to the underwriting and for production services performed by the Company for Creator Awards events held or to be held between September 2017 and January 2021. Pursuant to the terms of the contract, in consideration of the Company’s performance of its obligations, SBG was required to make payments totaling $80.0 million. Any portion of the total $80.0 million contracted payments not used in connection with the execution of services by December 31, 2020 was reimbursable by the Company to an affiliate of SBG. An affiliate of SBG funded $20.0 million during 2017, as a deposit in anticipation of signing a contract with the Company. Pursuant to the terms of the contract, the Company received an additional $40.0 million in cash during the year ended December 31, 2019. The Company recognized $38.4 million as other revenue, during the year ended December 31, 2019 relating to services provided by the Company in support of Creator Award events that occurred during the period from September 1, 2017 through December 31, 2019. No cash was received and no revenue was recognized during the year ended December 31, 2020 relating to this contract. As of December 31, 2019, the Company had $21.6 million recorded within deferred revenue on the condensed consolidated balance sheet relating to this contract. In September 2020, in connection with the transfer of the Company’s variable interest and control over the Creator Fund to an affiliate of SBG described in Note 5, the production services agreement was terminated and the parties agreed that the Company would not be required to reimburse an affiliate of SBG for the $21.6 million of deferred revenue. As SBG is a principal shareholder of the Company, the forgiveness of this reimbursement obligation was accounted for as a capital contribution and reclassified from liabilities to additional paid-in-capital
during the year ended December 31, 2020.
During the three months ended June 30, 2021 and 2020, the Company earned an additional $28.1 million and $35.1 million, respectively, in revenue from SBG for the sale of memberships and various other services provided. During the six months ended June 30, 2021 and 2020, the Company earned an additional $69.7 million and $71.9 million, respectively, in revenue from SBG for the sale of memberships and various other services provided. SBG is a principal stockholder with representation on the Company’s Board of Directors.
During the year ended December 31, 2020, the Company sold WeWork’s unused flight hours with VistaJet, an aviation company offering private flight services, to an affiliate of SBG at cost, through the cancellation of $1.5 million in debt.
During the three months ended June 30, 2021 and 2020, the Company earned $2.5 million and $5.6 million, respectively, in revenue from the sale of memberships and other services to other related parties that have significant influence over the Company through representation on the Company’s Board of Directors. During the six months ended June 30, 2021 and 2020, the Company earned $6.0 million and $11.7 million, respectively, in revenue from the sale of memberships and other services to other related parties that have significant influence over the Company through representation on the Company’s Board of Directors.
During the three and six months ended June 30, 2021 and 2020, the Company did not record revenue relating to services rendered to Adam Neumann. Additionally, during the year ended December 31, 2020, the Company received a reimbursement of $0.9 million from Adam Neumann, relating to certain withholding tax payments made by the Company on his behalf, which was previously included in other current assets on the accompanying consolidated balance sheet. During the year ended December 31, 2019, the Company also collected a receivable of $2.5 million from Adam Neumann, relating to reimbursement of expenditures made. In addition, the Company estimates that an additional approximately $1.8 million for past perquisites and personal aircraft use would have been reimbursable to the Company but for which Adam Neumann was released of any obligation to reimburse the Company in connection with the SoftBank Debt Financing discussed in Note 9.
During the year ended December 31, 2019, an affiliate of SBG entered into a non-compete
agreement with Adam Neumann, the Company’s former CEO, for a cash payment of $185.0 million, of which 50% was paid initially, with the remaining 50% payable in twelve equal monthly installments. During 2019, the Company recorded this as an expense of the Company to be paid for by a principal shareholder as the Company also benefited from the arrangement through restricting Adam Neumann’s ability to provide similar services to a competing organization. The Company recognized the expense in full during 2019, with a corresponding increase in additional paid-in
capital, representing a deemed capital contribution by SBG. The expense is included as a component of restructuring and other related costs on the condensed consolidated statement of operations.
In connection with his separation, the Company agreed to reimburse Adam Neumann for legal expenses incurred. The Company recorded $1.5 million within restructuring and other related costs on the consolidated statements of operations during 2019 and a corresponding liability of $1.5 million included in accounts payable and accrued expenses on the consolidated balance sheet as of December 31, 2019. The Company paid for the legal expenses during the year ended December 31, 2020. Also in connection with his separation agreement, the Company agreed to provide Adam Neumann, at the Company’s cost, with the continuation of his family healthcare benefits through October 2020, security services through October 2020 and use of a WeWork office through February 2021.
The Company has entered into three separate operating lease agreements for space in buildings that are partially owned by Adam Neumann. In June 2021, the Company terminated one lease agreement bringing the new total to two lease agreements that are partially owned by Adam Neumann. During the three months ended June 30, 2021 and 2020, the Company recognized $2.6 million and $2.6 million, respectively, of lease cost expense related to these leases. During the six months ended June 30, 2021 and 2020, the Company recognized $5.2 million and $5.3 million, respectively, of lease cost expense related to these leases, had a contractual obligation totaling $5.4 million and $5.0 million, respectively, and received cash tenant incentives of none and $3.9 million, respectively. Future minimum lease cost payments under these leases, inclusive of escalation clauses and exclusive of contingent rent payments, are approximately $186.5 million as of June 30, 2021. The future minimum lease cost payments disclosed are the gross amounts contractually payable and not net of tenant lease incentive receivables of approximately $17.3 million as of June 30, 2021.
The Company has entered into a finance lease agreement for space in a building partially owned by Adam Neumann. Another shareholder of the Company is also a partial owner of the building. During the three months ended June 30, 2021 and 2020, the Company recognized $0.4 million and $0.4 million of interest expense related to this finance lease. During the six months ended June 30, 2021 and 2020, the Company recognized $0.8 million and $0.8 million of interest expense related to this finance lease and had a contractual obligation totaling $1.0 million and $1.0 million, respectively. The Company did not receive cash tenant incentives for the three and six months ended June 30, 2021 and 2020. Future lease cost payments with respect to obligations under this finance lease are approximately $13.8 million as of June 30, 2021. There are no tenant lease incentive receivables associated with the lease as of June 30, 2021.
As of June 30, 2021, the Company has several operating lease agreements for space in buildings owned by an entity in which the Company has an equity method investment through WeCap Investment Group. During the three months ended June 30, 2021 and 2020, the Company recognized $9.5 million and $11.2 million, respectively, of lease cost expense related to these leases. During the six months ended June 30, 2021 and 2020, the Company recognized $23.0 million and $24.4 million, respectively, of lease cost expense related to these leases, had a contractual obligation totaling $28.9 million and $18.5 million and received cash tenant lease incentives of $2.6 million and none, respectively. The Company’s future minimum lease obligations relating to non-cancelable
operating leases in possession as of June 30, 2021 are approximately $687.5 million. The future undiscounted fixed minimum lease cost payments for the leases previously mentioned exclude an additional $281.7 million relating to executed non-cancelable
leases that the Company has not yet taken possession of as of June 30, 2021. The future minimum lease cost payments disclosed are the gross amount payable and are not net of tenant lease incentive receivables of approximately $14.2 million as of June 30, 2021.
During the three months ended June 30, 2021 and 2020, the Company recognized expenses of approximately $2.7 million and $4.0 million, respectively, for services provided by SBG and its affiliates. During the six months ended June 30, 2021 and 2020, the Company recognized expenses of approximately $10.0 million and $8.0 million, respectively, for services provided by SBG and its affiliates. Additionally, the Company also agreed to reimburse SBG for all fees and expenses incurred in connection with the SoftBank Transactions in an aggregate amount up to $50.0 million. Of the $50.0 million reimbursable to SoftBank as of December 31, 2019, the Company allocated and recorded $20.0 million as deferred financing costs included net of accumulated amortization within other assets on the condensed consolidated balance sheet which will be amortized into interest expense over the life of the debt facility to which it was allocated and recorded $15.0 million as equity issuance costs associated with the 2019 Warrant, recorded as a reduction of the Series
H-1
Preferred Share balance on the consolidated balance sheet. The remaining $15.0 million was recorded as a transaction cost included as a component of selling, general and administrative on the condensed consolidated statement of operations for the year ended December 31, 2019, as it related to various other components of the SoftBank Transactions which did not qualify for capitalization. During the six months ended June 30, 2021 and year ended December 31, 2020, the Company made payments on these obligations to SBG totaling none and $35.5 million, respectively. As of June 30, 2021 and December 31, 2020, accounts payable and accrued expenses included $14.5 million and $14.5 million, respectively, payable to SBG related primarily to these reimbursement obligations.
During the three months ended June 30, 2021 and 2020, the Company recognized expenses of none and $1.5 million, respectively, for services provided by a vendor in which the Company has an equity method investment or other related party relationship. During the six months ended June 30, 2021 and 2020, the Company recognized expenses of none and $2.9 million, respectively, for services provided by a vendor in which the Company has an equity method investment or other related party relationship.
During the three months ended June 30, 2021 and 2020 the Company did not recognize expenses for an employee of the Company, who is an immediate family member of Adam Neumann. During the six months ended June 30, 2021 and 2020, the Company recognized expenses totaling approximately none and $43,000, respectively, for an employee of the Company, who is an immediate family member of Adam Neumann.
During the three months ended June 30, 2021 and 2020 the Company did not recognize expenses for an employee of the Company, who is an immediate family member of a member of the Company’s Board of Directors. During the six months ended June 30, 2021 and 2020, the Company recognized expenses totaling approximately none and $33,000, respectively, for an employee of the Company, who is an immediate family member of a member of the Company’s Board of Directors.

Note 25. Other Related Party Transactions
Subsequent to the ChinaCo Deconsolidation, the Company is entitled to certain transition services fees equal to $1.8 million for transition services provided from October 2, 2020 through December 31, 2020 and the lesser of $0.6 million per month or the actual costs of services provided for the following three month period.
The Company is also entitled to an annual management fee of 4% of net revenues beginning on the later of 2022 or the first fiscal year following the Initial Investment Closing in which EBIT of ChinaCo is positive (the “ChinaCo Management Fee”). The Company is also entitled to an additional $1.3 million in fees in connection with data migration and application integration services to be performed over a six month period beginning on October 2, 2020. These data migration and application integration fees are only payable on the first date the ChinaCo Management Fee becomes payable.
Subsequent to the ChinaCo Deconsolidation, the Company has also continued to provide a guarantee to certain landlords of ChinaCo, guaranteeing total lease obligations up to $4.9 million as of December 31, 2020. The Company is entitled to a fee totaling approximately $0.1 million per year for providing such guarantees, until such guarantees are extinguished.
During the year ended December 31, 2020, the Company recorded $2.6 million of total fee income for services provided to ChinaCo, included within service revenue as a component of total revenue in the accompanying consolidated statements of operations. All amounts earned from ChinaCo prior to the deconsolidation are eliminated in consolidation.

On March 21, 2019, the Company entered into an agreement with SBG, related to reimbursement of funds to the Company related to the underwriting and for production services performed by the Company for Creator Awards events held or to be held between September 2017 and January 2021. Pursuant to the terms of the contract, in consideration of the Company’s performance of its obligations, SBG was required to make payments totaling $80.0 million. Any portion of the total $80.0 million contracted payments not used in connection with the execution of services by December 31, 2020 was reimbursable by the Company to an affiliate of SBG. An affiliate of SBG funded $20.0 million during 2017, as a deposit in anticipation of signing a contract with the Company. Pursuant to the terms of the contract, the Company received an additional $40.0 million in cash during the year ended December 31, 2019. The Company recognized $38.4 million as other revenue, during the year ended December 31, 2019 relating to services provided by the Company in support of Creator Award events that occurred during the period from September 1, 2017 through December 31, 2019. No cash was received and no revenue was recognized during the years ended December 31, 2020 and 2018 relating to this contract. As of December 31, 2019, the Company had $21.6 million recorded within deferred revenue on the accompanying consolidated balance sheet relating to this contract. In September 2020, in connection with the transfer of the Company’s variable interest and control over the Creator Fund to an affiliate of SBG described in Note 6, the production services agreement was terminated and the parties agreed that the Company would not be required to reimburse an affiliate of SBG for the $21.6 million of deferred revenue. As SBG is a principal shareholder of the Company, the forgiveness of this reimbursement obligation was accounted for as a capital contribution and reclassified from liabilities to additional paid-in-capital
during the year ended December 31, 2020.
During the years ended December 31, 2020, 2019, and 2018, the Company earned an additional $142.1 million, $108.9 million and $21.8 million, respectively, in revenue from SBG for the sale of memberships and various other services provided. SBG is a principal stockholder with representation on the Company’s Board of Directors.
During the year ended December 31, 2020, the Company sold WeWork’s unused flight hours with VistaJet, an aviation company offering private flight services, to an affiliate of SBG at cost, through the cancellation of $1.5 million in debt.
During the years ended December 31, 2020, 2019, and 2018, the Company earned $22.9 million, $16.0 million and $3.2 million, respectively, in revenue from the sale of memberships and other services to other related parties that have significant influence over the Company through representation on the Company’s Board of Directors.
During the years ended December 31, 2020, 2019, and 2018, the Company recorded revenue of approximately none, $0.3 million and $0.1 million, respectively relating to services rendered to Adam Neumann and also recorded $0.6 million as a reduction of expenses during the year ended December 31, 2019, relating to reimbursements received. Additionally, during the year ended December 31, 2020, the Company received a reimbursement of $0.9 million from Adam Neumann, relating to certain withholding tax payments made by the Company on his behalf, which was previously included in other current assets on the accompanying consolidated balance sheet. During the year ended December 31, 2019, the Company also collected a receivable of $2.5 million from Adam Neumann, relating to reimbursement of expenditures made. In addition, the Company estimates that an additional approximately $1.8 million for past perquisites and personal aircraft use would have been reimbursable to the Company but for which Adam Neumann was released of any obligation to reimburse the Company in connection with the SoftBank Debt Financing discussed in Note 14.
During the year ended December 31, 2019, an affiliate of SBG entered into a non-compete
agreement with Adam Neumann, the Company’s former CEO, for a cash payment of $185.0 million, of which 50% was paid initially, with the remaining 50% payable in twelve equal monthly installments. During 2019, the Company recorded this as an expense of the Company to be paid for by a principal shareholder as the Company also benefitted from the arrangement through restricting Adam Neumann’s ability to provide similar services to a competing organization. The Company recognized the expense in full during 2019, with a corresponding increase in additional paid-in
capital, representing a deemed capital contribution by SBG. The expense is included as a component of restructuring and other related costs on the accompanying consolidated statement of operations.
In connection with his separation, the Company agreed to reimburse Adam Neumann for legal expenses incurred. The Company recorded $1.5 million within restructuring and other related costs on the consolidated statements of operations during 2019 and a corresponding liability of $1.5 million included in accounts payable and accrued expenses on the consolidated balance sheet as of December 31, 2019. The Company paid for the legal expenses during the year ended December 31, 2020. Also in connection with his separation agreement, the Company agreed to provide Adam Neumann, at the Company’s cost, with the continuation of his family healthcare benefits through October 2020, security services through October 2020 and use of a WeWork office through February 2021.
The Company has entered into three separate operating lease agreements for space in buildings that are partially owned by Adam Neumann. A significant shareholder of the Company’s Class B stock is also a partial owner of one of the buildings. During the years ended December 31, 2020, 2019 and 2018, the Company recognized $10.9 million, $7.7 million and $5.8 million, respectively, of lease cost expense related to these leases, made cash payments totaling $10.5 million, $6.5 million and $6.1 million, respectively and received cash tenant incentives of $3.9 million, $0.4 million and $11.6 million, respectively. Future minimum lease cost payments under these leases, inclusive of escalation clauses and exclusive of contingent rent payments, are approximately $198.9 million as of December 31, 2020. The future minimum lease cost payments disclosed are the gross amounts contractually payable and not net of tenant lease incentive receivables of approximately $10.5 million as of December 31, 2020.
The Company has entered into a finance lease agreement for space in a building partially owned by Adam Neumann. A significant shareholder of the Company’s Class B stock is also a partial owner of the building. During the years ended December 31, 2020, 2019 and 2018, the Company recognized $1.6 million, $1.6 million and $1.7 million of interest expense related to this finance lease, made cash payments totaling $2.0 million, $2.0 million and $1.9 million, and received cash tenant incentives of $0.8 million, none and none, respectively. Future lease cost payments with respect to obligations under this finance lease are approximately $14.8 million as of December 31, 2020. There are no tenant lease incentive receivables associated with the lease as of December 31, 2020.
As of December 31, 2020, the Company has several operating lease agreements for space in buildings owned by an entity in which the Company has an equity method investment through WeCap Investment Group. During the years ended December 31, 2020, 2019 and 2018, the Company recognized $43.7 million, $42.2 million and $13.5 million, respectively, of lease cost expense related to these leases, made cash payments totaling $33.4 million, $30.5 million and $6.0 million, and received cash tenant lease incentives of $13.3 million, $13.0 million and $33.6 million, respectively. Future minimum lease cost payments under these leases, inclusive of escalation clauses and exclusive of contingent rent payments, are approximately $905.0 million as of December 31, 2020. The future minimum lease cost payments disclosed are the gross amount payable and are not net of tenant lease incentive receivables of approximately $8.7 million as of December 31, 2020.
During 2017, the Company also received from the WPI Fund unsecured loans totaling $26.1 million, at an interest rate of 1.52%, in order to secure a potential investment opportunity that was being evaluated with the Company and the WPI Fund. During the year ended December 31, 2018, the Company recognized $0.2 million of interest expense related to these unsecured loans. The loans were paid off in full by the Company upon maturity on April 13, 2018 in connection with the completion of the investment.
As of December 31, 2018, the Company had $5.7 million outstanding non-recourse
promissory notes to certain employees of the Company included in other assets. During the year ended December 31, 2019, the Company funded $5.7 million in new loans to employees and $7.8 million in recourse promissory notes and accrued interest were forgiven, with such forgiveness included as a component of selling, general and administrative expenses on the accompanying consolidated statement of operations. During the year ended December 31, 2019, the remaining $3.3 million in loans and accrued interest were settled through the surrendering to the Company of 296,813 shares of Class A Common Stock totaling $0.8 million and 97,229 shares of Series
AP-1
Preferred Stock totaling $2.5 million. The promissory notes that were outstanding during 2019 included interest rates ranging from 1.7% to 2.6% and had original maturities ranging from 2020 to 2028. As of both December 31, 2020 and 2019, there were no remaining non-recourse
promissory notes outstanding included in the Company’s assets.
During the year ended December 31, 2019, the Company closed on the acquisition of the 424 Fifth Venture from an entity that shared a common board member with the Company at the time of acquisition. See Note 6 for additional details.
During the years ended December 31, 2020, 2019 and 2018, the Company recognized expenses of approximately $20.1 million, $7.7 million and $0.9 million, respectively, for services provided by SBG and its affiliates. Additionally, the Company also agreed to reimburse SBG for all fees and expenses incurred in connection with the SoftBank Transactions in an aggregate amount up to $50.0 million. Of the $50.0 million reimbursable to SBG as of December 31, 2019, the Company allocated and recorded $20.0 million as deferred financing costs included net of accumulated amortization within other assets on the consolidated balance sheet which will be amortized into interest expense over the life of the debt facility to which it was allocated and recorded $15.0 million as equity issuance costs associated with the 2019 Warrant, recorded as a reduction of the Series
H-1
Preferred Share balance on the consolidated balance sheet. The remaining $15.0 million was recorded as a transaction cost included as a component of selling, general and administrative expenses on the consolidated statement of operations for the year ended December 31, 2019 as it related to various other components of the SoftBank Transactions which did not qualify for capitalization. During the year ended December 31, 2020 the Company made payments on these obligations to SBG totaling $35.5 million. As of December 31, 2020 and 2019, accounts payable and accrued expenses included $14.5 million and $50.0 million, respectively payable to SBG related primarily to these reimbursement obligations.
During the years ended December 31, 2020, 2019 and 2018, the Company recognized expenses of $5.8 million, $0.9 million and $0.4 million, respectively, for services provided by a vendor in which the Company has an equity method investment or other related party relationship.
During the years ended December 31, 2019 and 2018, the Company recognized expenses totaling approximately $20,000 and $158,000 respectively, in connection with promotional services performed by an immediate family member of Adam Neumann for the Creator Awards ceremonies. During the years ended December 31, 2019 and 2018, the Company recognized expenses totaling approximately $218,000 and $163,000, respectively, for an employee of the Company, who is an immediate family member of Adam Neumann.
During the years ended December 31, 2019 and 2018, the Company recognized expenses totaling approximately $120,000 and $98,000 respectively, for an employee of the Company, who is an immediate family member of the Company’s Board of Directors.